Recovery of Erroneously Awarded Compensation	12 Months Ended
Jun. 30, 2025
Restatement Determination Date:: 2023-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

In 2023, we adopted an executive compensation recovery policy that complies with the requirements of Section 10D of the Securities Exchange Act and Section 5608 of the Nasdaq Listing Rules under which the Company is required to recover certain excess incentive-based compensation paid to executive officers in the event of a restatement of our financial statements due to our material noncompliance with any financial reporting requirement under federal securities laws. In addition, we maintain our existing detrimental conduct compensation recoupment policy, pursuant to which the Compensation Committee may recover all or a portion of the incentive compensation paid to any current or former service provider of the Company (including executive officers) due to a material restatement of the Company’s financials, materially inaccurate measurement of performance metrics, or the service provider’s misconduct resulting in significant financial, legal or reputational harm to the Company (“Discretionary Clawback Policy”). The Discretionary Clawback Policy covers all employees (including executive officers) and applies to all incentive compensation (including cash bonuses and time-vesting and performance-vesting equity awards). Each compensation recoupment policy continues to apply after the employment of a covered person is terminated, whether their employment was terminated with or without cause.